DEBT - Convertible Promissory Notes (Details) - Convertible Promissory Notes	Apr. 14, 2019 USD ($) $ / shares	May 16, 2019 USD ($)	May 15, 2019 $ / shares	Apr. 04, 2019 USD ($)
Debt
Amount borrowed	$ 900,000
Interest rate (as a percent)	5.00%
Conversion price per share (USD per share) | $ / shares	$ 5.95		$ 5.95
Redemption multiple upon default	1.5
Embedded Redemption Feature
Debt
Fair value of embedded derivative	$ 18,053	$ 9,111		$ 18,053